Board of Directors, Senior Management and Key management personnel (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of information about Board of Directors Senior Management and Key management personnel [Abstract]
Disclosure of information about key management personnel [text block]
As of December 31, 2018, there are 123 people occupying key management positions and 115 as of December 31, 2017.

	12/31/2018	12/31/2017
	ThUS$	ThUS$

Key management personnel compensation (1)	27,907	27,367

(1)	Corresponds to a number of executives (see Note 7.1 number 3) a).